Goodwill (Tables)	12 Months Ended
Dec. 31, 2013
Goodwill
	2013			2012
	Private Banking & Wealth Management	Investment Banking	Credit Suisse Group	Private Banking & Wealth Management	Investment Banking	Credit Suisse Group
Gross amount of goodwill (CHF million)
Balance at beginning of period	2,409	6,062	8,471	2,471	6,202	8,673
Goodwill acquired during the year	3	0	3	28	0	28
Discontinued operations	(127)	0	(127)	0	0	0
Foreign currency translation impact	(73)	(141)	(214)	(54)	(138)	(192)
Other	(36)	(4)	(40)	(36)	(2)	(38)	[1]
Balance at end of period	2,176	5,917	8,093	2,409	6,062	8,471
Accumulated impairment (CHF million)
Balance at beginning of period	0	82	82	0	82	82
Impairment losses	12	0	12	0	0	0
Balance at end of period	12	82	94	0	82	82
Net book value (CHF million)
Net book value	2,164	5,835	7,999	2,409	5,980	8,389
1 Includes tax benefit adjustments arising from the amortization of tax goodwill in connection with the purchase of the residual minority stake in Hedging-Griffo in 2012.

Bank
Goodwill
end of	2013			2012
	Private Banking & Wealth Management	Investment Banking	Credit Suisse (Bank)	Private Banking & Wealth Management	Investment Banking	Credit Suisse (Bank)
Gross amount of goodwill (CHF million)
Balance at beginning of period	2,210	5,382	7,592	2,260	5,522	7,782
Goodwill acquired during the year	3	0	3	28	0	28
Discontinued operations	(127)	0	(127)	0	0	0
Foreign currency translation impact	(72)	(141)	(213)	(65)	(138)	(203)
Other	(36)	(4)	(40)	(13)	(2)	(15)
Balance at end of period	1,978	5,237	7,215	2,210	5,382	7,592
Accumulated impairment (CHF million)
Balance at beginning of period	0	82	82	0	82	82
Impairment losses	12	0	12	0	0	0
Balance at end of period	12	82	94	0	82	82
Net book value (CHF million)
Net book value	1,966	5,155	7,121	2,210	5,300	7,510